COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Cumulative Product claims Activity
	Year ended December 31,
	2021	2020	2019
Outstanding claims, January 1,	173	156	131

New claims	73	38	45
Settled and dismissed claims	(43)	(21)	(20)

Outstanding claims, December 31 (*)	203	173	156

*)	In 2021, representing 152 injured persons.